Other Provisions - Summary Gross Movement of Other Provisions (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Beginning balance	S/ 328,435	S/ 109,608	S/ 46,324
Additions	132,801	228,719	78,947
Reversals of provisions	(33,264)	(7,471)	(6,218)
Deconsolidation of subsidiaries			(2,340)
Reclasification	1,079
Payments	(9,051)	(2,178)	(6,615)
Translation adjustments	9,366	(243)	(490)
Ending balance	429,366	328,435	109,608
Legal proceedings provision [member]
Disclosure of other provisions [line items]
Beginning balance	278,319	84,728	23,364
Additions	128,169	197,721	75,369
Reversals of provisions	(33,264)	(3,122)	(4,875)
Deconsolidation of subsidiaries			(2,340)
Reclasification	1,079
Payments	(7,252)	(914)	(6,615)
Translation adjustments	9,366	(94)	(175)
Ending balance	376,417	278,319	84,728
Contingent liabilities [member]
Disclosure of other provisions [line items]
Beginning balance		4,498	6,156
Reversals of provisions		(4,349)	(1,343)
Translation adjustments		(149)	(315)
Ending balance			4,498
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Beginning balance	50,116	20,382	16,804
Additions	4,632	30,998	3,578
Reversals of provisions			0
Payments	(1,799)	(1,264)
Ending balance	S/ 52,949	S/ 50,116	S/ 20,382